Employee benefits: variable compensation (Narrative) (Detail 1)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 d shares
Equity Participation And Other Compensation Plans [Line Items]
Acquiree shares exchanged for 1 acquirer share | shares		22.48
Percentage of retention awards offered in cash		50.00%
Vesting requirement for payment arrangement | d		60
Percentage of retention awards offered in shares		50.00%
Deferred Contingent Capital Plan
Equity Participation And Other Compensation Plans [Line Items]
Percentage of awards that GEB members forfeit for each year during the vesting period in which UBS does not achieve an adjusted profit before tax	20.00%